Document and Entity Information Document	Dec. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 02, 2025
Entity Registrant Name	CrowdStrike Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38933
Entity Tax Identification Number	45-3788918
Entity Address, Address Line One	206 E. 9th Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	888
Local Phone Number	512-8906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0005 par value
Trading Symbol	CRWD
Security Exchange Name	NASDAQ
Entity Central Index Key	0001535527
Amendment Flag	false
Entity Emerging Growth Company	false